Long-Term Debt - Schedule of Long - Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Long-Term Debt	$ 823,178
Total Sale and Leaseback Agreements	107,252	$ 141,659
Total borrowings	823,178	949,525
Less: Current portion of long-term debt	(193,253)	(189,832)
Less: Deferred financing costs (t)	(10,750)	(15,136)	$ (16,714)
Sale and Leaseback Agreement CMBFL - $120,000 (k) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	64,438	89,838
Sale and Leaseback Agreement CMBFL - $54,000 (l) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	36,018	41,850
Sale and Leaseback Agreement - Neptune $14,735 (m) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	6,796	9,971
Total Credit Facilities [Member]
Line of Credit Facility [Line Items]
Long-Term Debt	715,926	807,866
Non-current portion of Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Less: Current portion of long-term debt	(164,888)	(155,424)
Less: Current portion of Sale and Leaseback Agreements (k,l,m)	(28,365)	(34,408)
Less: Deferred financing costs (t)	(10,750)	(15,136)
Non-current portion of Long-Term Debt	619,175	744,557
Macquarie loan (a) [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross	66,000	(0)
2027 Secured Notes (b) [Member]
Line of Credit Facility [Line Items]
Senior Notes	284,375	336,875
E.SUN, MICB, Cathay, Taishin Credit Facility (c) [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross	28,500	46,500
Sinopac Credit Facility (d) [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross	8,220	9,900
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (e) [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross	73,283	100,000
Deutsche Credit Facility (f) [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross	40,046	44,695
HCOB Credit Facility (g) [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross	24,744	40,794
CACIB, Bank Sinopac, CTBC Credit Facility (h) [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross	38,950	44,050
Chailease Credit Facility (i) [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross	2,608	3,852
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (j) [Member]
Line of Credit Facility [Line Items]
Long-Term Debt, Gross	$ 149,200	$ 181,200